Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act.

Underwriting Agreement

The underwriter had a 45 -day option from the date of the Initial Public Offering to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions to cover over-allotments, if any. On March 12, 2021, the underwriter partially exercised the over-allotment option to purchase 3,350,000 Units, and was paid a fixed underwriting discount in aggregate of $6,670,000. On March 15, 2021, the underwriter forfeited the remaining 1,150,000 Units of the over-allotment option. The underwriters are entitled to deferred underwriting fees of 3.5% of the gross proceeds of the Initial Public Offering, or $11,672,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a business combination, subject to the terms of the underwriting agreement.

The AON Business Combination

On October 5, 2022, the Company entered into a Business Combination Agreement (as amended, the “Business Combination Agreement”) with American Oncology Network, LLC (“AON”).

As a result of the transactions contemplated by the Business Combination Agreement (the “AON Business Combination”), the combined company will be organized in an umbrella partnership C corporation structure, in which substantially all of the assets and the business of the combined company will be held by AON. In particular, the Business Combination Agreement provides that, upon the terms and subject to the conditions thereof, the AON Business Combination will be implemented as follows: (i) on the closing of the AON Business Combination (the “Closing”), AON will amend and restate its operating agreement (the “AON A&R LLC

Agreement”) to reclassify its existing Class A units, Class A-1 units and Class B units into a single class of AON common units that are later exchangeable on a one-to-one basis for shares of DTOC Class A common stock; (ii) on the Closing and substantially concurrently with the adoption of the AON A&R LLC Agreement, DTOC will amend and restate its charter (the “DTOC A&R Charter”) to provide for the (a) conversion of all shares of DTOC Class B common stock into shares of DTOC Class A common stock on a one-to-one basis, (b) amendment of the terms of DTOC Class B common stock to provide holders voting rights but no economic rights and (c) authorization of new shares of DTOC preferred stock in an amount sufficient to consummate a private placement of up to $100,000,000 in preferred stock to be consummated immediately prior to the consummation of the AON Business Combination (the “PIPE Investment”); (iii) on the Closing, DTOC will consummate the PIPE Investment; and (iv) on the Closing and following the adoption of the DTOC A&R Charter and the consummation of the PIPE Investment, (a) AON will issue common units to DTOC in exchange for a combination of cash and shares of DTOC Class B common stock, (b) DTOC will be admitted as the sole managing member of AON, (c) AON will distribute shares of DTOC Class B common stock to AON equity holders, (d) AON will distribute cash equal to the preferred return set forth in the AON operating agreement to holders of AON Class A units and AON Class A-1 units (or only to holders of AON Class A units if the holder of AON Class A-1 units elects to receive additional shares of AON common units in lieu of cash as provided in the Business Combination Agreement), (e) DTOC will reserve a specified number of additional shares of DTOC Class A common stock for issuance after the Closing to eligible recipients, and (f) from and after the Closing (but subject to lock-up restrictions), the AON equity holders will have the right (but not the obligation) to exchange AON common units for shares of DTOC Class A common stock.

On January 6, 2023, the Company and AON amended and restated the Business Combination Agreement (as amended, the “Amended and Restated Business Combination Agreement”) to provide, among other things, that the board of managers of AON following the Business Combination will consist of (a) two managers designated by holders representing more than 50% of the AON common units and (b) three managers designated by New AON. In addition, the Amended and Restated Business Combination Agreement provides that AON unitholders may elect to receive, in lieu of any number of shares of New AON Class B common stock to which an AON unitholder would otherwise be entitled to receive, warrants to acquire such number of shares of New AON Class B common stock, by submitting an election in accordance with the procedures set forth in Amended and Restated Business Combination Agreement. In connection with entering into the Amended and Restated Business Combination Agreement, the Company and AON also revised the form of Amended and Restated Company LLC Agreement included as an exhibit to the Business Combination Agreement. The revised form of Amended and Restated Company LLC Agreement includes, among other revisions, certain additions and modifications in order to reflect the changes in the AON board of managers following the completion of the Business Combination (as described above).

Sponsor Support Agreement

On October 5, 2022, contemporaneously with the execution and delivery of the Business Combination Agreement, the Company and AON entered into a support agreement (the “Sponsor Support Agreement”) with the Sponsor and certain other DTOC stockholders (each a “Stockholder”) pursuant to which the Stockholders have agreed to (a) vote in favor of, and take all actions necessary to consummate, the AON Business Combination, (b) certain transfer restrictions with respect to their shares of DTOC common stock, (c) subject a portion of their shares of DTOC common stock to vesting requirements and (d) waive and not otherwise perfect any anti-dilution or similar protections with respect to any DTOC common stock held by such Stockholder in connection with the consummation of the AON Business Combination.

Concurrently with the execution of the Amended and Restated Business Combination Agreement, the parties to the Sponsor Support Agreement have amended and restated the Sponsor Support Agreement (the “Amended and Restated Sponsor Support Agreement”) to modify certain vesting conditions on the shares of New AON Class A common stock held by the Stockholders as of the closing of the Business Combination.

Registration Rights Agreement

In connection with the Closing, the Company, the Sponsor and stockholders of DTOC will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”) pursuant to which, among other things, the Company will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of DTOC Class A common stock and other equity securities of DTOC that are held by the parties thereto from time to time. The stockholders party thereto (or their permitted transferees) may demand underwritten offerings under certain circumstances. The Company also agreed to provide customary

“piggyback” registration rights. The Registration Rights Agreement also provides that the Company will pay certain expenses relating to such registrations and indemnify the stockholders against certain liabilities.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have certain “piggy-

back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act.

Underwriting Agreement

The underwriter had a 45 -day option from the date of the Initial Public Offering to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions to cover over-allotments, if any. On March 12, 2021, the underwriter partially exercised the over-allotment option to purchase 3,350,000 Units, and was paid a fixed underwriting discount in aggregate of $6,670,000. On March 15, 2021, the underwriter forfeited the remaining 1,150,000 Units of the over-allotment option. The underwriters are entitled to deferred underwriting fees of 3.5% of the gross proceeds of the Initial Public Offering, or $11,672,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a business combination, subject to the terms of the underwriting agreement.

The AON Business Combination

On October 5, 2022, the Company entered into a Business Combination Agreement (as amended, the “Business Combination Agreement”) with American Oncology Network, LLC (“AON”).

As a result of the transactions contemplated by the Business Combination Agreement (the “AON Business Combination”), the combined company will be organized in an umbrella partnership C corporation structure, in which substantially all of the assets and the business of the combined company will be held by AON. In particular, the Business Combination Agreement provides that, upon the terms and subject to the conditions thereof, the AON Business Combination will be implemented as follows: (i) on the closing of the AON Business Combination (the “Closing”), AON will amend and restate its operating agreement (the “AON A&R LLC Agreement”) to reclassify its existing Class A units, Class A-1 units and Class B units into a single class of AON common units that are later exchangeable on a one-to-one basis for shares of DTOC Class A common stock; (ii) on the Closing and substantially concurrently with the adoption of the AON A&R LLC Agreement, DTOC will amend and restate its charter (the “DTOC A&R Charter”) to provide for the (a) conversion of all shares of DTOC Class B common stock into shares of DTOC Class A common stock on a one-to-one basis, (b) amendment of the terms of DTOC Class B common stock to provide holders voting rights but no economic rights and (c) authorization of new shares of DTOC preferred stock in an amount sufficient to consummate a private placement of up to $100,000,000 in preferred stock to be consummated immediately prior to the consummation of the AON Business Combination (the “PIPE Investment”); (iii) on the Closing, DTOC will consummate the PIPE Investment; and (iv) on the Closing and following the adoption of the DTOC A&R Charter and the consummation of the PIPE Investment, (a) AON will issue common units to DTOC in exchange for a combination of cash and shares of DTOC Class B common stock, (b) DTOC will be admitted as the sole managing member of AON, (c) AON will distribute shares of DTOC Class B common stock to AON equity holders, (d) AON will distribute cash equal to the preferred return set forth in the AON operating agreement to holders of AON Class A units and AON Class A-1 units (or only to holders of AON Class A units if the holder of AON Class A-1 units elects to receive additional shares of AON common units in lieu of cash as provided in the Business Combination Agreement), (e) DTOC will reserve a specified number of additional shares of DTOC Class A common stock for issuance after the Closing to eligible recipients, and (f) from and after the Closing (but subject to lock-up restrictions), the AON equity holders will have the right (but not the obligation) to exchange AON common units for shares of DTOC Class A common stock.

Sponsor Support Agreement

On October 5, 2022, contemporaneously with the execution and delivery of the Business Combination Agreement, the Company and AON entered into a support agreement (the “Sponsor Support Agreement”) with the Sponsor and certain other DTOC stockholders (each a “Stockholder”) pursuant to which the Stockholders have agreed to (a) vote in favor of, and take all actions necessary to consummate, the AON Business Combination, (b) certain transfer restrictions with respect to their shares of DTOC common stock, (c) subject a portion of their shares of DTOC common stock to vesting requirements and (d) waive and not otherwise perfect any anti-dilution or similar protections with respect to any DTOC common stock held by such Stockholder in connection with the consummation of the AON Business Combination.

Registration Rights Agreement

In connection with the Closing, the Company, the Sponsor and stockholders of DTOC will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”) pursuant to which, among other things, the Company will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of DTOC Class A common stock and other equity securities of DTOC that are held by the parties thereto from time to time. The stockholders party thereto (or their permitted transferees) may demand underwritten offerings under certain circumstances. The Company also agreed to provide customary “piggyback” registration rights. The Registration Rights Agreement also provides that the Company will pay certain expenses relating to such registrations and indemnify the stockholders against certain liabilities.